Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss

19.  Accumulated other Comprehensive loss

Components of accumulated other comprehensive loss, net of tax as of December 31 of each of the last three years consist of the following:

(Dollars in thousands)	As of December 31,
	2017	2016	2015
Unrealized (losses) gains on available for sale securities	$(1,683)	$(866)	$96
Unrecognized expense for defined benefit pension	(2,351)	(2,343)	(2,299)
Accumulated other comprehensive loss	$(4,034)	$(3,209)	$(2,203)